Short-term investments	6 Months Ended
Jun. 30, 2015
Short-term investments [Abstract]
Short-term investments

3. Short-term investments

The short-term investments represent investments in corporate bonds, money market instruments and equity securities publicly traded on the Shanghai Stock Exchange and Shenzhen Stock Exchange, which are expected to be realized in cash during the next 12 months. The Company accounts for the short-term investments in accordance with ASC subtopic 320-10 (“ASC 320-10”), Investments-Debt and Equity Securities: Overall. The Company classified the investment in equity securities and money market instruments as trading securities which are bought and held principally for the purpose of selling them in the near term and investments in corporate bonds as available-for-sales securities which are debt securities not classified as either held-to-maturity or trading. The Company uses quoted prices in active markets for identical assets (consistent with the Level 1 definition in the fair value hierarchy) to measure the fair value of its investments on a recurring basis pursuant to ASC 820, Fair Value Measurement.

The realized gains, and unrealized holding losses presented in the accompanying statements of comprehensive income are related to trading securities held as of June 30, 2015.

The following summarizes the short-term investments measured at fair value at December 31, 2014 and June 30, 2015:

	December 31, 2014
	US$ (Audited)
	Aggregate fair value	Cost	Unrealized gain in profit and loss
Trading securities:
Equity securities	5,189,456	5,069,310	120,146
Money market instrument	819,021	817,134	1,887

Total	6,008,477	5,886,444	122,033

	June 30, 2015
	US$ (Unaudited)
				Unrealized (loss)/gain in
	Aggregate fair value	Cost	Amortized Cost	profit and loss	Other comprehensive income
Trading securities:
Equity securities	296,989	325,095	-	(28,106)	-
Money market instrument	1,357,832	1,310,570	-	47,262	-

Available-for-sale securities:
Corporate bonds	6,024,041		6,077,266	-	(53,225)

Total	7,678,862	1,635,665	6,077,266	19,156	(53,225)

Available-for-sale securities included above with contractual maturities

June 30, 2015
US$ (Unaudited)
Due between one year and five years	6,024,041

During the six months ended June 30, 2015, US$617,576 (June 30, 2014: US$496,839) net realized gain and US$19,156 (June 30, 2014: US$90,056) unrealized gain for trading securities are included in earnings. No other-than-temporary-impairment was recognized as of June 30, 2015.